Operating costs and other operating income - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	€ (459,421)	€ (335,459)	€ (241,294)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(147,197)	(87,740)	(95,788)
Subcontracting [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(232,906)	(160,076)	(82,997)
Disposables and lab fees and premise costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(10,812)	(17,629)	(18,083)
Depreciation And Impairment [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(42,371)	(35,378)	(22,254)
Professional fees [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	(7,611)	(15,949)	(9,272)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total R&D expenses	€ (18,524)	€ (18,687)	€ (12,900)